Related Party Disclosures - Schedule of Related Party Disclosures (Details) - Maruho [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Revenue from research collaborations	€ 686	€ 129	€ 1,423
Income from the reimbursement of costs by Maruho	6,215
Income from subleases	34	34	34
Accounts receivables	149		124
Receivables from start-up costs	3,646
Purchase price liabilities Cutanea (earn-out and start-up costs)	15,487
Other liabilities	€ 72